UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03541
Asset Management Fund

(Exact name of registrant as specified in charter)
230 West Monroe St., Chicago, IL 60606

(Address of principal executive offices) (Zip code)
Beacon Hill Fund Services, Inc. 4041 N. High Street Columbus, OH 43214

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800)-527-3713
Date of fiscal year end: 10/31
Date of reporting period: 01/31/2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
ASSET MANAGEMENT FUND
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 (Unaudited)

	Percentage
	of Net
	Assets †	Principal Amount	Value
REPURCHASE AGREEMENTS
Citigroup Repo, 0.07%, (Agreement dated 1/29/10 to be repurchased at $20,014,117 on 2/1/10. Collateralized by a U.S. Government Mortgage-Backed Security, 4.75%, with a value of $20,414,280, due 8/25/39.)	100.3%	$20,014,000	$20,014,000

TOTAL REPURCHASE AGREEMENTS			20,014,000

TOTAL INVESTMENTS (Cost $20,014,000)(a)	100.3%		$20,014,000

†	Percentages indicated are based on net assets of $19,952,377.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *	56.6%
1 Yr. Constant Maturity Treasury Based ARMS	16.5%
Bear Stearns Adjustable Rate Mortgage Trust
3.61%		3/25/31	$1,587,387	$1,492,171
CS First Boston Mortgage Securities Corp.
5.82%		11/25/31	676,986	626,023
3.50%		6/25/32	388,080	349,941
Fannie Mae
3.22%		7/1/28	2,889,089	2,988,159
2.80%		8/1/29	2,489,998	2,549,751
4.44%		3/1/30	300,057	312,009
3.02%		1/1/32	4,201,893	4,322,140
3.00%		5/1/33	1,345,187	1,381,870
3.19%		9/1/33	3,702,763	3,820,360
2.69%		1/1/35	9,705,704	9,968,041
4.60%		5/25/42	6,784,370	6,493,321
Fannie Mae Grantor Trust
4.85%		5/25/42	12,704,339	13,127,025
4.96%		5/25/42	12,114,502	12,257,973
4.44%		8/25/43	13,063,211	12,782,940
Fannie Mae Whole Loan
5.17%		8/25/42	4,004,542	3,950,041
4.94%		8/25/42	12,405,997	12,933,401
4.80%		4/25/45	22,386,194	21,475,423
FHLMC Structured Pass-Through Securities
4.92%		3/25/44	2,714,680	2,794,001
1.94%		7/25/44	3,882,017	3,740,650
Freddie Mac
4.88%		10/1/22	1,175,008	1,217,149
5.50%		8/1/24	1,239,985	1,314,191
3.04%		9/1/27	1,518,140	1,555,980
3.19%		12/1/27	1,485,836	1,529,517
3.03%		12/1/27	1,436,452	1,475,098
3.06%		9/1/28	10,211,588	10,491,511
3.01%		9/1/30	1,028,627	1,051,109
3.20%		7/1/31	6,280,289	6,441,518
WAMU Mortgage Pass-Through Certificates
1.88%		4/25/44	4,237,762	2,441,570

				144,882,883

6 Mo. Certificate of Deposit Based ARMS	0.5%
Fannie Mae
2.58%		6/1/21	1,367,322	1,371,417
3.36%		12/1/24	2,205,863	2,245,959
Freddie Mac
3.42%		1/1/26	793,285	808,825

				4,426,201

6 Mo. London Interbank Offering Rate (LIBOR) Based Arms	5.0%
Bear Stearns Adjustable Rate Mortgage Trust
4.88%		3/25/31	317,364	295,397
Fannie Mae
2.26%		9/1/27	3,412,309	3,467,387
1.96%		3/1/28	3,237,872	3,279,569
3.02%		6/1/28	565,713	582,640
2.69%		9/1/33	1,384,688	1,399,377
1.97%		11/1/33	2,735,832	2,765,724
2.81%		11/1/33	1,159,902	1,177,408
Freddie Mac
3.66%		9/1/30	3,503,089	3,592,845
Mastr Adjustable Rate Mortgages Trust
2.27%		1/25/34	809,869	651,423
MLCC Mortgage Investors, Inc.
2.46%		10/25/28	6,802,963	6,008,507
Structured Asset Mortgage Investments, Inc.
2.38%		7/19/32	2,957,682	2,482,054
3.37%		11/19/33	3,196,569	2,181,243
3.20%		12/19/33	5,492,302	4,559,281
Structured Asset Securities Corp.
3.12%		5/25/32	1,205,297	810,213
3.80%		11/25/32	1,647,757	1,132,240
4.37%		12/25/32	1,116,889	972,103
3.86%		2/25/33	1,833,093	1,582,444
4.02%		3/25/33	1,991,497	1,369,054
3.92%		5/25/33	3,426,212	2,707,983
3.76%		9/25/33	3,306,916	2,593,218

				43,610,110

Cost of Funds Index Based ARMS	5.4%
Fannie Mae
3.77%		2/1/28	16,427,255	17,120,288
2.51%		8/1/33	9,750,883	10,054,526
3.42%		11/1/36	11,320,499	11,666,000
3.34%		6/1/38	8,440,446	8,709,063

				47,549,877

HYBRID ARMS	11.9%
Banc of America Funding Corp.
3.13%		5/25/35	10,446,942	2,424,756
4.50%		2/20/36	3,925,427	105,005
Banc of America Mortgage Securities
4.15%		7/25/33	2,347,809	705,185
5.30%		4/25/35	10,940,869	8,491,750
5.34%		7/25/35	12,490,959	10,252,369
Bear Stearns Adjustable Rate Mortgage Trust
4.78%		8/25/35	9,444,161	522,073
Chase Mortgage Finance Corp.
5.41%		1/25/36	5,663,899	1,701,423
Countrywide Home Loans
4.48%		11/19/33	2,307,936	1,192,531
5.88%		5/20/36	2,687,382	69,111
Fannie Mae
2.86%		1/1/35	7,629,792	7,876,961
2.58%		1/1/35	5,466,781	5,611,624
3.42%		6/1/35	20,212,369	20,746,323
First Horizon Alternative Mortgage Securities
4.65%		6/25/35	6,736,620	409,256
First Horizon Mortgage Pass-Through Trust
3.94%		12/25/34	1,909,915	1,097,254
5.31%		6/25/35	8,828,855	7,687,781
GMAC Mortgage Corporation Loan Trust
5.18%		11/19/35	11,315,273	8,533,583
GSR Mortgage Loan Trust
3.46%		9/25/35	14,905,851	2,433,529
5.08%		10/25/35	11,442,754	2,078,943
JP Morgan Mortgage Trust
4.40%		7/25/35	6,573,999	782,970
Mastr Adjustable Rate Mortgages Trust
6.37%		10/25/32	713,672	690,829
Merrill Lynch Mortgage Investors Trust
3.85%		2/25/34	3,341,694	1,477,129
Morgan Stanley Mortgage Loan Trust
3.80%		2/25/34	3,776,142	2,676,673
3.32%		9/25/34	2,885,587	783,428
4.97%		6/25/36	8,085,041	440,392
Provident Funding Mortgage Loan Trust
3.09%		4/25/34	1,390,465	778,062
Residential Accredit Loans, Inc.
4.89%		4/25/35	5,647,942	412,927
Structured Adjustable Rate Mortgage Loan Trust
3.46%		5/25/34	7,957,423	2,052,530
WAMU Mortgage Pass-Through Certificates
3.05%		6/25/33	1,471,147	762,866
Wells Fargo Mortgage Backed Securities Trust
3.10%		9/25/34	6,325,444	2,301,032
3.00%		11/25/34	8,301,038	3,439,991
3.31%		12/25/34	9,382,410	4,437,054
5.00%		3/25/36	13,423,445	979,844
5.61%		5/25/36	7,569,924	290,213

				104,245,397

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	17.3%
Adjustable Rate Mortgage Trust
0.43%		3/25/37	7,000,125	307,786
Banc of America Funding Corp.
0.52%		2/20/47	7,591,019	93,521
Fannie Mae
0.63%		9/18/31	2,681,043	2,680,690
0.55%		8/25/35	13,391,247	13,161,296
0.53%		5/25/36	6,849,641	6,742,920
0.51%		1/25/37	2,505,384	2,456,391
0.63%		6/25/37	8,086,162	7,841,154
FHLMC Structured Pass-Through Security
0.59%		10/25/29	4,236,046	4,031,576
Freddie Mac
0.43%		4/15/30	9,911,286	9,917,387
0.48%		7/15/35	13,794,008	13,648,538
0.55%		11/15/36	2,525,312	2,491,169
0.62%		4/15/37	1,839,751	1,778,628
Greenpoint Mortgage Funding Trust
0.54%		10/25/45	7,165,815	3,726,381
GSR Mortgage Loan Trust
0.58%		3/25/32	906,740	874,260
Indymac INDX Mortgage Loan Trust
0.53%		2/25/37	4,051,376	4,132
JP Morgan Alternative Loan Trust
0.45%		11/25/36	3,778,787	566,399
0.54%		11/25/36	11,157,618	22,315
Lehman XS Trust
0.39%		3/25/37	47,133,439	19,838,276
Merrill Lynch Mortgage Investors Trust
0.43%		7/25/36	5,381,130	2,079,411
Morgan Stanley Mortgage Loan Trust
0.47%		8/25/36	17,577,858	2,997,696
0.47%		10/25/36	8,037,496	1,321,110
0.48%		11/25/36	12,157,170	2,066,223
0.47%		12/25/36	6,759,353	841,634
Nomura Asset Acceptance Corp.
0.58%		12/25/35	2,753,883	353,054
Residential Accredit Loans, Inc.
0.45%		7/25/36	10,770,402	4,709,012
Structured Adjustable Rate Mortgage Loan Trust
0.44%		2/25/37	3,864,908	182,187
Thornburg Mortgage Securities Trust
0.41%		9/25/46	25,760,768	24,434,220
Wells Fargo Mortgage Backed Securities Trust
0.73%		6/25/37	18,627,372	12,514,818
0.73%		6/25/37	16,969,345	9,529,322

				151,211,506

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				495,925,974

FIXED RATE MORTGAGE-RELATED SECURITIES	34.3%
Collateralized Mortgage Obligations	34.3%
Countrywide Home Loans
6.00%		12/25/36	8,530,433	7,687,027
Fannie Mae
5.00%		2/25/18	9,000,000	9,579,618
4.00%		2/25/23	15,802,477	16,468,609
4.00%		10/25/23	7,074,491	7,345,794
4.00%		3/25/24	18,087,712	18,812,549
4.50%		3/25/24	17,116,394	18,052,217
5.00%		3/25/24	11,402,467	12,155,237
4.50%		12/25/25	901,982	899,630
5.50%		8/25/27	5,043,874	5,167,489
6.00%		1/25/29	3,258,827	3,332,369
5.00%		5/25/32	11,665,004	12,358,387
Freddie Mac
5.38%		9/15/11	12,888,523	13,517,350
4.50%		12/15/13	10,537,018	10,841,309
5.50%		1/15/23	2,089,854	2,174,485
4.00%		8/15/23	26,873,423	28,012,574
5.00%		2/15/25	57,344	57,261
6.00%		3/15/32	15,356,709	16,559,791
5.00%		7/15/32	25,859,347	27,295,950
5.50%		2/15/33	14,581,254	15,570,923
5.00%		4/15/37	7,554,071	7,832,183
4.00%		4/15/37	6,890,450	7,054,417
Government National Mortgage Association
2.27%		7/16/18	1,062,906	1,062,516
4.03%		5/16/22	3,499,798	3,563,365
4.49%		10/16/25	5,222,401	5,341,709
5.08%		1/16/30	1,706,312	1,798,108
4.50%		10/20/33	11,205,039	11,405,464
5.00%		8/20/35	15,219,998	16,139,220
4.50%		11/20/36	15,036,890	15,461,070
Residential Accredit Loans, Inc.
6.00%		12/25/35	7,103,884	5,292,478

				300,839,099

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				300,839,099

			Number
			of Shares	Value
INVESTMENT COMPANY
Northern Institutional Treasury Portfolio	0.0%		896	896

TOTAL INVESTMENT COMPANY				896

			Principal
			Amount	Value
REPURCHASE AGREEMENTS	4.1%
Bank of America, 0.10%, (Agreement dated 1/29/10 to be repurchased at $35,838,299 on 2/1/10. Collateralized by various U.S. Government Mortgage-Backed Securities, 5.00%-5.50%, with a value of $36,554,760, due 3/15/38-1/20/40.)			35,838,000	35,838,000

TOTAL REPURCHASE AGREEMENTS				35,838,000

TOTAL INVESTMENTS (Cost $1,097,953,875)(a)	95.0%			$832,603,969

*	The rates presented are the rates in effect at January 31, 2010.

†	Percentages indicated are based on net assets of $876,614,764.

(a)	Represents cost for financial reporting purposes.

FHLMC	Federal Home Loan Mortgage Corporation

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 (Unaudited)

	Percentage of Net Assets †	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	76.9%
1 Yr. Constant Maturity Treasury Based ARMS	37.2%
Fannie Mae
2.98%		10/1/28	$217,889	$224,648
3.35%		12/1/30	566,349	587,272
3.02%		1/1/32	1,891,893	1,946,033
2.98%		7/1/33	867,325	891,271
Freddie Mac
3.15%		11/1/28	183,253	189,308
3.52%		1/1/29	748,147	778,809
2.93%		7/1/30	600,395	614,589
2.83%		9/1/30	120,505	124,301
3.16%		8/1/31	1,309,374	1,348,400
Fund America Investors Corp. II
2.85%		6/25/23	457,100	423,430
WAMU Mortgage Pass-Through Certificates
1.88%		4/25/44	305,253	175,870

				7,303,931

6 Mo. London Interbank Offering Rate (LIBOR) Based Arms	1.6%
Structured Adjustable Rate Mortgage Loan Trust
3.45%		8/25/34	493,216	150,135
Structured Asset Securities Corp.
3.80%		11/25/32	119,615	82,192
3.80%		11/25/32	119,615	81,154

				313,481

Cost of Funds Index Based ARMS	1.0%
Regal Trust IV
2.91%		9/29/31	163,399	136,381
Ryland Mortgage Securities Corp.
3.27%		10/25/23	69,919	65,182

				201,563

HYBRID ARMS	26.3%
Adjustable Rate Mortgage Trust
4.80%		10/25/35	698,455	130,815
3.58%		3/25/36	388,127	102,461
Banc of America Funding Corp.
4.17%		5/20/35	1,759,554	136,346
4.50%		2/20/36	660,950	7,251
Banc of America Mortgage Securities
6.23%		1/20/38	1,544,163	218,447
Bear Stearns Adjustable Rate Mortgage Trust
4.43%		10/25/35	1,677,780	87,547
Fannie Mae
3.42%		6/1/35	327,825	336,485
GSR Mortgage Loan Trust
5.07%		1/25/36	1,877,961	182,778
Indymac INDA Mortgage Loan Trust
5.06%		11/25/35	1,940,467	1,650,043
5.82%		9/25/36	1,448,301	1,009,277
Morgan Stanley Mortgage Loan Trust
4.97%		6/25/36	1,302,113	37,240
Mortgageit Trust
4.75%		5/25/35	332,261	220,199
4.75%		5/25/35	211,743	130,459
Sequoia Mortgage Trust
2.99%		4/20/35	422,866	72,386
Structured Adjustable Rate Mortgage Loan Trust
4.43%		4/25/35	1,395,663	70,174
5.69%		10/25/35	1,966,449	165,398
WAMU Mortgage Pass-Through Certificates
2.89%		2/25/33	102,158	24,361
Wells Fargo Mortgage Backed Securities Trust
3.26%		5/25/35	507,437	164,265
3.09%		6/25/35	2,536,038	412,697

				5,158,629

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	10.8%
Adjustable Rate Mortgage Trust
0.50%		11/25/35	749,608	497,567
Bear Stearns Alt-A Trust
0.45%		8/25/36	969,621	70,954
Morgan Stanley Mortgage Loan Trust
0.32%		6/25/36	201,630	201,630
Sequoia Mortgage Trust
0.85%		9/20/33	646,970	530,819
Structured Asset Mortgage Investments, Inc.
2.03%		2/19/35	531,017	88,563
Structured Asset Securities Corp.
1.48%		3/25/33	223,023	173,851
1.58%		5/25/33	222,463	186,595
1.43%		11/25/33	432,693	360,853

				2,110,832

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				15,088,436

FIXED RATE MORTGAGE-RELATED SECURITIES	13.5%
Collateralized Mortgage Obligations	13.5%
Freddie Mac
4.00%		8/15/23	1,964,181	2,047,442
Government National Mortgage Association
4.50%		10/20/33	593,232	603,844

				2,651,286

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				2,651,286

			Number
			of Shares	Value
INVESTMENT COMPANY
Northern Institutional Treasury Portfolio	3.2%		621,261	621,261

TOTAL INVESTMENT COMPANY				621,261

TOTAL INVESTMENTS
(Cost $36,443,756)(a)	93.6%			$18,360,983

*	The rates presented are the rates in effect at January 31, 2010.

†	Percentages indicated are based on net assets of $19,614,179.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	47.7%
1 Yr. Constant Maturity Treasury Based ARMS	26.5%
Fannie Mae
2.93%		5/1/26	$758,146	$780,465
3.27%		5/1/31	776,073	802,506
3.02%		1/1/32	2,662,706	2,738,905
Fannie Mae Grantor Trust
4.44%		8/25/43	2,551,011	2,496,279
Freddie Mac
3.12%		5/1/18	142,740	145,981
3.06%		3/1/27	401,427	413,278
3.16%		8/1/31	1,909,727	1,966,647

				9,344,061

HYBRID ARMS	5.0%
Adjustable Rate Mortgage Trust
3.76%		10/25/35	514,907	376,541
Banc of America Funding Corp.
4.17%		5/20/35	1,621,444	125,644
Bear Stearns Adjustable Rate Mortgage Trust
4.43%		10/25/35	1,038,114	136,489
Fannie Mae
2.86%		1/1/35	652,561	673,701
3.42%		6/1/35	199,546	204,817
Indymac INDX Mortgage Loan Trust
5.00%		7/25/35	1,738,067	104,354
3.15%		9/25/35	483,630	129,741

				1,751,287

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	16.2%
Freddie Mac
0.48%		7/15/35	889,936	880,551
Freddie Mac Whole Loan
0.38%		9/25/35	5,024,601	4,816,733

				5,697,284

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				16,792,632

FIXED RATE MORTGAGE-RELATED SECURITIES	43.2%
15 Yr. Securities	0.1%
Freddie Mac
8.00%		12/17/15	34,492	36,374

Collateralized Mortgage Obligations	43.1%
Fannie Mae
4.00%		2/25/23	2,759,437	2,875,758
Freddie Mac
4.50%		4/15/19	2,918,904	3,081,750
4.00%		8/15/23	2,721,471	2,836,833
Government National Mortgage Association
5.12%		1/16/28	1,070,337	1,128,374
4.87%		6/16/31	1,039,163	1,102,924
4.50%		10/20/33	2,352,109	2,394,181
4.50%		11/20/36	1,750,340	1,799,716

				15,219,536

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				15,255,910

			Number
			of Shares	Value
INVESTMENT COMPANY
Northern Institutional Treasury Portfolio	0.0%		138	138

TOTAL INVESTMENT COMPANY				138

			Principal
			Amount	Value
REPURCHASE AGREEMENTS	6.4%
Bank of America, 0.10%, (Agreement dated 1/29/10 to be repurchased at $2,261,019 on 2/1/10. Collateralized by a U.S. Government Mortgage-Backed Security, 5.50%, with a value of $2,306,220, due 8/15/38.)			2,261,000	2,261,000

TOTAL REPURCHASE AGREEMENTS				2,261,000

TOTAL INVESTMENTS (Cost$38,202,947)(a)	97.3%			$34,309,680

†	Percentages indicated are based on net assets of $35,274,193.

*	The rates presented are the rates in effect at January 31, 2010.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	24.7%
1 Yr. Constant Maturity Treasury Based ARMS	4.1%
Countrywide Home Loans
3.02%		1/20/35	$963,804	$754,613
Lehman XS Trust
1.47%		11/25/35	1,623,592	837,767

				1,592,380

HYBRID ARMS	20.1%
Adjustable Rate Mortgage Trust
5.25%		10/25/35	3,927,910	155,388
Banc of America Mortgage Securities
4.42%		3/25/33	208,067	24,383
4.00%		4/25/33	26,631	24,825
Bear Stearns Adjustable Rate Mortgage Trust
4.43%		10/25/35	5,412,118	463,007
Countrywide Alternative Loan Trust
3.21%		12/25/34	2,905,550	367,779
Countrywide Home Loans
4.63%		12/25/33	1,111,075	617,032
5.37%		11/25/35	3,197,524	119,095
CS First Boston Mortgage Securities Corp.
3.66%		6/25/33	145,816	60,382
Fannie Mae
3.42%		6/1/35	1,254,288	1,287,422
First Horizon Alternative Mortgage Securities
5.02%		7/25/35	4,935,588	179,211
GSR Mortgage Loan Trust
5.07%		1/25/36	2,386,376	232,261
JP Morgan Mortgage Trust
4.96%		8/25/35	1,765,455	224,884
Structured Adjustable Rate Mortgage Loan Trust
3.43%		4/25/34	2,700,445	945,237
5.50%		6/25/36	3,370,708	2,953,207
Wells Fargo Mortgage Backed Securities Trust
6.12%		12/25/36	1,707,173	172,988

				7,827,101

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	0.5%
Banc of America Funding Corp.
0.54%		2/20/47	1,923,962	18,566
0.57%		2/20/47	1,604,102	14,613
Impac CMB Trust
1.25%		6/25/33	231,140	183,235

				216,414

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				9,635,895

FIXED RATE MORTGAGE-RELATED SECURITIES	71.7%
15 Yr. Securities	5.2%
Fannie Mae
7.00%		3/1/15	89,483	96,125
7.00%		3/1/15	80,719	86,590
7.00%		3/1/15	158,881	170,791
7.50%		11/1/15	125,002	135,817
6.50%		1/1/16	116,478	125,372
6.00%		6/1/16	338,788	366,397
6.00%		7/1/17	380,850	413,764
6.00%		7/1/17	209,310	227,538
Freddie Mac
6.00%		6/1/17	378,426	411,825

				2,034,219

Collateralized Mortgage Obligations	66.5%
Countrywide Alternative Loan Trust
5.50%		12/25/35	2,336,240	1,928,051
Credit Suisse Mortgage Capital Certificates
6.00%		2/25/37	411,644	172,423
6.00%		2/25/37	2,716,306	1,137,766
Fannie Mae
4.00%		2/25/23	3,438,917	3,583,880
4.50%		3/25/24	1,320,369	1,392,559
5.00%		5/25/32	2,487,719	2,635,592
4.00%		10/25/32	1,551,754	1,602,306
5.00%		9/25/35	474,983	484,309
First Horizon Alternative Mortgage Securities
6.00%		7/25/36	1,183,638	968,675
6.00%		7/25/36	1,207,283	813,475
Freddie Mac
5.00%		2/15/30	3,985,792	4,256,045
Freddie Mac Reference REMIC
5.50%		12/15/18	3,406,135	3,545,760
Government National Mortgage Association
4.50%		11/20/36	1,988,892	2,044,997
Residential Funding Mortgage Securities I
6.00%		1/25/37	3,047,361	1,367,116

				25,932,954

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				27,967,173

			Number
			of Shares	Value
INVESTMENT COMPANY
Northern Institutional Treasury Portfolio	0.0%		769	769

TOTAL INVESTMENT COMPANY				769

REPURCHASE AGREEMENTS	3.6%
Bank of America, 0.10%, (Agreement dated 1/29/10 to be repurchased at $1,418,012 on 2/1/10. Collateralized by a U.S.Government Mortgage-Backed Security, 5.50%, with a value of $1,446,361, due 8/15/38.)			1,418,000	1,418,000

TOTAL REPURCHASE AGREEMENTS				1,418,000

TOTAL INVESTMENTS (Cost $74,243,049)(a)	100.0%			$39,021,837

*	The rates presented are the rates in effect at January 31, 2010.

†	Percentages indicated are based on net assets of $39,002,104.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	16.0%
HYBRID ARMS	4.9%
Fannie Mae
3.42%		6/1/35	$228,052	$234,077
GSR Mortgage Loan Trust
5.07%		1/25/36	1,851,906	180,242
5.57%		4/25/36	1,323,916	66,176
Indymac INDA Mortgage Loan Trust
5.13%		11/25/35	1,428,658	228,252
5.64%		3/25/37	1,365,941	425,901
Wells Fargo Mortgage Backed Securities Trust
5.13%		9/25/35	164,000	39,879

				1,174,527

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	11.1%
Fannie Mae
0.65%		2/25/37	2,759,387	2,686,678

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				3,861,205

FIXED RATE MORTGAGE-RELATED SECURITIES	80.2%
15 Yr. Securities	0.5%
Fannie Mae
7.00%		3/1/15	111,030	119,105

30 Yr. Securities	5.0%
Fannie Mae
5.00%		3/1/38	719,992	749,016
Government National Mortgage Association
7.50%		2/15/24	97,097	106,941
7.00%		4/15/27	104,302	115,722
6.00%		1/15/29	230,324	249,423

				1,221,102

Collateralized Mortgage Obligations	74.7%
Fannie Mae
4.50%		3/25/24	394,224	415,778
5.00%		5/25/32	2,475,865	2,623,034
5.00%		9/25/32	5,099,251	5,447,279
4.00%		1/25/33	179,627	185,194
5.50%		12/25/36	3,138,481	3,402,541
Freddie Mac
4.50%		4/15/19	2,928,712	3,092,105
4.00%		3/15/33	247,545	251,554
Freddie Mac Reference REMIC(b)
5.50%		12/15/18	2,554,458	2,659,171

				18,076,656

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				19,416,863

			Number
			of Shares	Value
INVESTMENT COMPANY
Northern Institutional Treasury Portfolio	3.9%		936,192	936,192

TOTAL INVESTMENT COMPANY				936,192

TOTAL INVESTMENTS (Cost $28,184,324)(a)	100.07%			$24,214,260

*	The rates presented are the rates in effect at January 31, 2010.

†	Percentages indicated are based on net assets of $24,202,311.

(a)	Represents cost for financial reporting purposes.

(b)	REMIC — Real Estate Mortgage Investment Conduit.
See notes to schedules of portfolio investments

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 (Unaudited)

	Percentage
	of Net
	Assets †	Shares	Value
COMMON STOCKS	95.8%
Aerospace & Defense	6.9%
General Dynamics Corp.		35,000	$2,339,750
United Technologies Corp.		50,000	3,374,000

			5,713,750

Air Freight & Logistics	3.1%
United Parcel Service, Inc.		45,000	2,599,650

Beverages	8.9%
Coca-Cola Co.		70,000	3,797,500
PepsiCo, Inc.		60,000	3,577,200

			7,374,700

Commercial Banks	3.8%
Wells Fargo & Co.		110,000	3,127,300

Communications Equipment	2.7%
Cisco Systems, Inc.(a)		100,000	2,247,000

Computers & Peripherals	4.4%
International Business Machines Corp.		30,000	3,671,700

Diversified Financial Services	2.7%
American Express Co.		60,000	2,259,600

Food & Staples Retailing	7.9%
Sysco Corp.		100,000	2,799,000
Wal-Mart Stores, Inc.		70,000	3,740,100

			6,539,100

Health Care Equipment & Supplies	5.8%
Becton, Dickinson & Co.		30,000	2,261,100
Medtronic, Inc.		60,000	2,573,400

			4,834,500

Health Care Providers & Services	2.8%
UnitedHealth Group, Inc.		70,000	2,310,000

Hotels, Restaurants & Leisure	3.8%
McDonalds Corp.		50,000	3,121,500

Household Products	4.4%
Proctor & Gamble		60,000	3,693,000

Industrial Conglomerates	7.4%
3M Company		40,000	3,219,600
General Electric Co.		180,000	2,894,400

			6,114,000

Insurance	5.0%
Berkshire Hathaway, Inc.(a)		36	4,125,600

IT Services	3.4%
Automatic Data Processing		70,000	2,855,300

Media	1.5%
Omnicom Group Inc.		35,000	1,235,500

Oil & Gas Consumable Fuels	7.1%
Chevron Corp.		33,000	2,379,960
Exxon Mobil Corp.		55,000	3,543,650

			5,923,610

Pharmaceuticals	8.4%
Abbott Laboratories		60,000	3,176,400
Johnson & Johnson		60,000	3,771,600

			6,948,000

Software	3.4%
Microsoft Corp.		100,000	2,818,000

Specialty Retail	2.4%
Home Depot		70,000	1,960,700

TOTAL COMMON STOCKS			79,472,510

		Number
		of Shares	Value
INVESTMENT COMPANY
Northern Institutional Treasury Portfolio	4.3%	3,569,693	3,569,693

TOTAL INVESTMENT COMPANY			3,569,693

TOTAL INVESTMENTS (Cost $67,848,435)(b)	100.1%		$83,042,203

†	Percentages indicated are based on net assets of $82,974,736.

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO OF INVESTMENTS
JANUARY 31, 2010
Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of January 31, 2010, the Trust is authorized to issue an Unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to sell two classes of shares, Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except (i) Class AMF Shares bear a distribution fee, while Class H Shares will not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements. As of January 31, 2010, all of the Funds except the Money Market Fund and the Large Cap Equity Fund are closed to new investors and additional purchases by existing shareholders, however, additional shares may still be issued to shareholders in reinvestment of dividends for all Funds. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.
     A. Significant accounting policies are as follows:
SECURITY VALUATION
Money Market Fund:
Fund securities are valued under the amortized cost method as allowed by Rule 2a-7 under the 1940 Act, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion / amortization rate of any discount or premium is recorded until maturity of the security as long as the calculation approximates fair value. The Fund seeks to maintain a net asset value per share (“NAV”) at $1.00.
Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:
The Funds’ debt securities (except short-term debt instruments maturing within 60 days which are valued at amortized cost) are valued at market quotations or values obtained from independent pricing services approved by the Board of Trustees. The Board of Trustees has authorized one or more pricing services with respect to various asset classes of securities held by the Funds. Pricing services may use various techniques to value securities which take in account a variety of factors including yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, including broker quotes. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser determined that such valuations are unreliable, the funds will fair value the securities pursuant to the Board approved proprietary fair valuation methodology of the Adviser. Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value and those differences could be material. Fair value pricing, including prices obtained from pricing services is inherently a process of estimates and judgments. When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.
While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.
Short-term debt instruments of sufficient credit quality maturing within 60 days of the valuation date will be valued at amortized cost, which approximates market value.
Large Cap Equity Fund:
Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price on the exchange where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Open-end mutual fund investments are valued at their most recently calculated net asset value. Closed-end funds are valued at their market values based upon the latest available sale price on the exchange where the security is principally traded. Short-term debt instruments of sufficient credit quality maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which (i) quotations are not readily available, or (ii) are determined by the Adviser not to reflect their fair market value are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.
The Funds have a three-tier fair value hierarchy and is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
• Level 1 —quoted prices in active markets for identical assets
• Level 2 —other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Quoted	Other Significant	Unobservable
Portfolio	Prices	Observable Inputs	Inputs	Total

Money Market Fund
Repurchase Agreements	$—	$20,014,000	$—	$20,014,000

Total Investments				20,014,000
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	—	573,583,035	—	573,583,035
Non-Agency Mortgage Related Securities	—	223,182,038	—	223,182,038
Investment Company	896	—	—	896
Repurchase Agreements	—	35,838,000	—	35,838,000

Total Investments				832,603,969
Ultra Short Fund
U.S. Government Agency Mortgages	—	9,692,402	—	9,692,402
Non-Agency Mortgage Related Securities	—	7,695,555	351,765	8,047,320
Investment Company	621,261	—	—	621,261

Total Investments				18,360,983
Short U.S. Government Fund
U.S. Government Agency Mortgages	—	31,175,772	—	31,175,772
Non-Agency Mortgage Related Securities	—	872,770	—	872,770
Investment Company	138	—	—	138
Repurchase Agreements	—	2,261,000	—	2,261,000

Total Investments				34,309,680
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	—	22,867,089	—	22,867,089
Non-Agency Mortgage Related Securities	—	14,735,979	—	14,735,979
Investment Company	769	—	—	769
Repurchase Agreements	—	1,418,000	—	1,418,000

Total Investments				39,021,837
U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	—	22,337,618	—	22,337,618
Non-Agency Mortgage Related Securities	—	514,549	425,901	940,450
Investment Company	936,192	—	—	936,192

Total Investments				24,214,260
Large Cap Equity Fund
Common Stocks	79,472,510	—	—	79,472,510
Investment Company	3,569,693	—	—	3,569,693

Total Investments				$83,042,203
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund
	Investments in	Investments in	Investments in
	Mortgage Non-Agency	Mortgage Non-Agency	Mortgage Non-Agency
	Related	Related	Related
	Securities	Securities	Securities

Balance as of 10/31/2009	$263,887,470	$10,169,129	$1,986,770
Realized Gain/(Loss)	(18,134,626)	(488,085)	(393,337)
Accrued Accretion/(Amortization)	—	(9,903)	—
Change in Unrealized Appreciation/(Depreciation)*	18,655,915	78,799	333,172
Net Purchase/(Sales)	(62,015,040)	(1,702,620)	(1,053,835)
Transfers In/(Out) of Level 3	(202,393,719)	(7,695,555)	(872,770)

Balance as of 01/31/2010	$—	$351,765	$—

	Intermediate Mortgage Fund	U.S. Government Mortgage Fund
	Investments in	Investments in
	Mortgage Non-Agency	Mortgage Non-Agency
	Related	Related
	Securities	Securities

Balance as of 10/31/2009	$15,771,742	$983,816
Realized Gain/(Loss)	—	—
Accrued Accretion/(Amortization)	—	10,296
Change in Unrealized Appreciation/(Depreciation)*	(389,510)	(11,924)
Net Purchase/(Sales)	(646,253)	(41,739)
Transfers In/(Out) of Level 3	(14,735,979)	(514,548)

Balance as of 01/31/2010	$—	$425,901

Liquidity and Valuation of Certain Securities
Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities.
As a result, certain segments of the non-agency market have experienced significantly diminished liquidity and valuations and are currently illiquid. In addition, other segments of the non-agency market have experienced diminished liquidity and valuations and may be illiquid.
Short U.S. Government Fund and U.S. Government Mortgage Fund may invest up to twenty percent of their assets in non-agency mortgage-backed securities and the other Funds (other than the Money Market Fund and the Large Cap Equity Fund) may invest without limit in such securities.
As of January 31, 2010, the respective Funds’ holdings of non-agency mortgage-backed securities were:

Ultra Short Mortgage Fund	26.8%
Ultra Short Fund	45.4%
Short U.S. Government Fund	2.5%
Intermediate Mortgage Fund	37.8%
U.S. Government Mortgage Fund	4.0%
The current market instability has made it more difficult to obtain market quotations on many of the Funds’ portfolio securities. The value and related income of these securities are sensitive to changes in economic conditions, particularly changes in the housing market (e.g., housing prices, mortgage delinquencies and/or defaults). Deteriorating fundamentals in the U.S. housing market and heightened concerns about credit quality within the residential mortgage-backed securities market have adversely impacted the valuation of securities held by the Funds and resulted in increased volatility of the values of securities held by the Funds. Certain holdings of the Funds have also experienced material downgrades in their credit ratings by one or more nationally recognized statistical rating organizations (Moody’s, Standard & Poors, Fitch, etc.) as a result of these deteriorating housing fundamentals. Further deterioration in the housing industry could adversely impact a Fund’s NAV, future performance and liquidity.
Under current market conditions many of the Funds’ portfolio securities (particularly those in certain segments of the non-agency market) may be deemed to be illiquid. Illiquid securities are generally those that cannot be sold or disposed of in an orderly fashion within five business days at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds’ net asset values per share.
REPURCHASE AGREEMENTS
Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.
SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS
Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of January 31, 2010 the Funds did not hold any securities purchased on a when-issued or delayed-delivery basis.

FEDERAL INCOME TAX INFORMATION
As of January 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax		Net Unrealized
		Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

AMF Money Market Fund	$20,014,000	$—	$—	$—
AMF Ultra Short Mortgage Fund	1,097,953,875	10,827,194	(276,177,100)	(265,349,906)
AMF Ultra Short Fund	36,443,756	94,877	(18,177,650)	(18,082,773)
AMF Short U.S. Government Fund	38,202,947	701,473	(4,594,739)	(3,893,266)
AMF Intermediate Mortgage Fund	74,243,049	929,781	(36,150,993)	(35,221,212)
AMF U.S. Government Mortgage Fund	28,184,324	1,198,868	(5,168,932)	(3,970,064)
AMF Large Cap Equity Fund	67,848,435	20,415,182	(5,221,414)	15,193,768
Recent Accounting Pronouncements
     On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Funds’ financial disclosures.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund By (Signature and Title)
/s/ Trent Statczar
Trent Statczar, Treasurer
Date: March 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Trent Statczar
Trent Statczar, Treasurer
Date: March 24, 2010

By (Signature and Title)
/s/ Rodger Shay Jr., President
Rodger Shay Jr., President
Date: March 26, 2010